Employee Benefits (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Line Items]
Defined benefit plans	5 years 8 months 12 days	6 years 3 months 18 days
Defined contribution plan expense	$ 140,484	$ 125,235
Long-term benefit plan	$ 370,434	$ 341,838	$ 308,614
Long-Term [Member]
Employee Benefits [Line Items]
Defined benefit plans	4 years	4 years 3 months 18 days
Long-term benefit plan	$ 155	$ 161